Silver metals delivery agreement (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 19, 2024
Statement [Line Items]
Current portion	$ 6,368	$ 0
Non-current portion	22,198	18,193
Silver Agreement
Statement [Line Items]
Net metals contract liability, beginning of year	18,193
Revaluation of metals contract liability	10,373
Net metals contract liability, end of year	28,566	18,193
Current portion	6,368
Non-current portion	22,198
Total	$ 28,566	$ 18,193	$ 19,800